Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Nov. 30, 2017
Registrant Name	Horizon Funds
Central Index Key	0001643174
Amendment Flag	false
Document Creation Date	Jul. 27, 2018
Document Effective Date	Jul. 27, 2018
Prospectus Date	Mar. 31, 2018